SHARE BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of terms and conditions of share-based payment arrangement [Table Text Block]
Grant Date	Number of Instruments	Vesting Conditions	Contractual Life of Options
Balance December 31 2019	5,791
On June, 2020	2	quarterly vesting	5.6 years
On June, 2020	3	immediate	5.6 years
On June, 2020	4,000	25% on first anniversary, then quarterly vesting	10 years
On June, 2020	450	50 immediately, then quarterly vesting	10 years
On June, 2020	1400	400 immediately, then quarterly vesting	10 years
On June, 2020	1,123	1 year	10 years
On June, 2020	50	Immediate	10 years
On June, 2020	225	Immediate	7.8 years
On August, 2020	50	Immediate	10 years
On August, 2020	499	quarterly vesting	10 years
On October, 2020	220	quarterly vesting	10 years
Balance December 31, 2020	13,813

On January, 2020	60	25% on first anniversary, then quarterly vesting	10 years
On March, 2020	244	immediate	10 years
On March, 2020	100	quarterly vesting	10 years
On March, 2020	250	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	2,441	25% immediately, 25% on first anniversary, then quarterly vesting	10 years
On January, 2021	165	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	1,670	quarterly vesting	10 years
On March, 2021	241	25% on first anniversary, then quarterly vesting	10 years
On March, 2021	114	quarterly vesting	10 years
On May, 2021	190	25% on first anniversary, then quarterly vesting	10 years
On May, 2021	705	3 years quarterly	10 years
On August, 2021	65	25% on first anniversary, then quarterly vesting	10 years
On August, 2021	450	quarterly vesting	10 years
On November, 2021	1,220	25% on first anniversary, then quarterly vesting	10 years
On November, 2021	559	3 years quarterly	10 years
Balance December 31, 2021	22,287

Schedule of indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	December 31, 2021	December 31, 2020
Share price	$3.69	$0.92
Exercise price	$0.87 to $3.40	$0.10 to $1.76
Expected volatility (weighted-average)	156.0%	65.0% to 66.1%
Expected life (weighted-average)	10 years	3 to 10 years
Expected dividends	- %	- %
Risk-free interest rate (based on US government bonds)	1.45%	1.38%

Schedule of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2021		December 31, 2020
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	12,851	$0.27	5,791	$0.13
Granted	8,474	1.70	8,022	0.37
Forfeited/ Expired	(370)	-	-	-
Exercised	(140)	(0.13)	(962)	(0.10)
Outstanding at end of year	20,815	$0.71	12,851	$0.27
Exercisable as at end of year	10,295		3,103

Schedule of changes in stock compensation liability [Table Text Block]
Amount
Balance at, December 31, 2019	-
Stock Grant Liability Increase	15
Stock Grants Released from liability to equity	-
Balance at, December 31, 2020	15
Stock Grant Liability Increase	2,482
Stock Grants Released from liability to equity	(229)
Balance at, December 31, 2021	2,268

Schedule of number and weighted average exercise prices of other equity instruments [Table Text Block]
Amount
Balance at, December 31, 2019	-
Granted	121
Vested and Issued	-
Balance at, December 31, 2020	121
Granted	3,951
Vested and Issued	(76)
Forfeited	(31)
Balance at, December 31, 2021	3,965

Schedule of of effect of share-based payments on entity's profit or loss [Table Text Block]
	December 31, 2021			December 31, 2020
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Marketing Expenses - Agent Stock Based Compensation	1,188	1,006	2,194	45	24	69
Marketing Expenses - FTE Stock Based Compensation	135	-	135	143	-	143
Research and Development - FTE Stock Based Compensation	1,545	-	1,545	182	-	182
General and Administrative - FTE Stock Based Compensation	1,316	17	1,333	744	-	744
Total Stock Based Compensation Expense	4,184	1,023	5,207	1,114	24	1,138